Other information about investments - Joint arrangements and associates - Exploration & Production (Details)	12 Months Ended
	Dec. 31, 2020 KWD (د.ك)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 KZT (₸)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 MZN (MT)	Dec. 31, 2020 XAF ( )	Dec. 31, 2020 TND (د.ت)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 EGP (ج.م.)	Dec. 31, 2020 VEF ( )	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Joint arrangements and associates
Share capital | €												€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital | €												4,005,358,876	€ 4,005,358,876
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Mozambique Rovuma Venture SpA (†)
Registered office	San Donato Milanese (MI)
Country of operation	Mozambique
Share capital | €												20,000,000
% Equity ratio	35.71%
Consolidation or valuation method	J.O.
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member] | ENI SpA
Joint arrangements and associates
% Ownership	35.71%
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	64.29%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Agiba Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									ج.م. 20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Angola LNG Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Angola
Share capital | $											$ 9,952,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	86.40%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Eni Angola Prod BV
Joint arrangements and associates
% Ownership	13.60%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Ashrafi Island Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Barentsmorneftegaz Sàrl(†)
Registered office	Luxembourg (Luxembourg)
Country of operation	Russia
Share capital | $											20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Eni Energy Russia BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Cabo Delgado Gas Development Limitada(†)
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT					MT 2,500,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Eni MozamLNG HBV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Cardón IV SA(†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital |										172.10
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Compañia Agua Plana SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital |										0.001
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	74.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	26.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT					100,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Eni MozamLNG HBV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Coral South FLNG DMCC
Registered office	Dubai (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | د.إ		د.إ 500,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Eni MozamLNG HBV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	East Delta Gas Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	East Kanayis Petroleum Co(†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	East Obaiyed Petroleum Co(†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Ieoc SpA
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	El Temsah Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	El-Fayrouz Petroleum Co(†) (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member]
Joint arrangements and associates
Company name	Fedynskmorneftegaz Sàrl(†)
Registered office	Luxembourg (Luxembourg)
Country of operation	Russia
Share capital | $											20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Eni Energy Russia BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member]
Joint arrangements and associates
Company name	Isatay Operating Company Llp(†)
Registered office	Nur-Sultan (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸			₸ 400,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Eni Isatay BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member]
Joint arrangements and associates
Company name	Karachaganak Petroleum Operating BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
Share capital | €												20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Third parties
Joint arrangements and associates
% Ownership	70.75%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Agip KarachagBV
Joint arrangements and associates
% Ownership	29.25%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member]
Joint arrangements and associates
Company name	Karachaganak Project Development Ltd (KPD) (in liquidation)
Registered office	Reading, Berkshire (United Kingdom)
Country of operation	United Kingdom
Share capital | £				£ 100
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Third parties
Joint arrangements and associates
% Ownership	62.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Agip KarachagBV
Joint arrangements and associates
% Ownership	38.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member]
Joint arrangements and associates
Company name	Khaleej Petroleum Co Wll
Registered office	Safat (Kuwait)
Country of operation	Kuwait
Share capital | د.ك	د.ك 250,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Eni Middle E Ltd
Joint arrangements and associates
% Ownership	49.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member]
Joint arrangements and associates
Company name	Liberty National Development Co Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $											0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Third parties
Joint arrangements and associates
% Ownership	67.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Eni Oil & Gas Inc
Joint arrangements and associates
% Ownership	32.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member]
Joint arrangements and associates
Company name	Mediterranean Gas Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member]
Joint arrangements and associates
Company name	Meleiha Petroleum Company(†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member]
Joint arrangements and associates
Company name	Mellitah Oil & Gas BV(†)
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Share capital | €												€ 20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Eni North Africa BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member]
Joint arrangements and associates
Company name	Nile Delta Oil Co Nidoco
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member]
Joint arrangements and associates
Company name	Norpipe Terminal Holdco Ltd
Registered office	London (United Kingdom)
Country of operation	Norway
Share capital | £				£ 55.69
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | ENI SpA
Joint arrangements and associates
% Ownership	14.20%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Third parties
Joint arrangements and associates
% Ownership	85.80%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member]
Joint arrangements and associates
Company name	North Bardawil Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	70.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	30.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member]
Joint arrangements and associates
Company name	North El Burg Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Ieoc SpA
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member]
Joint arrangements and associates
Company name	Petrobel Belayim Petroleum Co(†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member]
Joint arrangements and associates
Company name	PetroBicentenario SA(†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital |										3,790
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	40.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member]
Joint arrangements and associates
Company name	PetroJunín SA(†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital |										24,021
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	40.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member]
Joint arrangements and associates
Company name	PetroSucre SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital |										2,203
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Third parties
Joint arrangements and associates
% Ownership	74.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	26.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member]
Joint arrangements and associates
Company name	Pharaonic Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member]
Joint arrangements and associates
Company name	Point Resources FPSO AS
Registered office	Sandnes (Norway)
Country of operation	Norway
Share capital | kr								kr 150,100,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | PR FPSO Holding AS
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member]
Joint arrangements and associates
Company name	Point Resources FPSO Holding AS
Registered office	Sandnes (Norway)
Country of operation	Norway
Share capital | kr								60,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Var Energi AS
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member]
Joint arrangements and associates
Company name	Port Said Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member]
Joint arrangements and associates
Company name	PR Jotun DA
Registered office	Sandnes (Norway)
Country of operation	Norway
Share capital | kr								0
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member] | PR FPSO Holding AS
Joint arrangements and associates
% Ownership	5.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member] | PR FPSO AS
Joint arrangements and associates
% Ownership	95.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member]
Joint arrangements and associates
Company name	Raml Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	77.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	22.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member]
Joint arrangements and associates
Company name	Ras Qattara Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member]
Joint arrangements and associates
Company name	Rovuma Basin LNG Land Limitada(†)
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT					140,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member] | Mozamb Rov V SpA
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member]
Joint arrangements and associates
Company name	Rovuma LNG Investments (DIFC) Ltd
Registered office	Dubai (United Arab Emirates)
Country of operation	Mozambique
Share capital | $											50,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member] | Eni MozamLNG HBV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member]
Joint arrangements and associates
Company name	Rovuma LNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT					MT 100,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member] | Eni MozamLNG HBV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member]
Joint arrangements and associates
Company name	Shorouk Petroleum Company
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member]
Joint arrangements and associates
Company name	Société Centrale Electrique du Congo SA
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
Share capital |						44,732,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member] | Eni Congo SA
Joint arrangements and associates
% Ownership	20.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member]
Joint arrangements and associates
Company name	Société Italo Tunisienne d'Exploitation Pétrolière SA(†)
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت							د.ت 5,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member] | Eni Tunisia BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member]
Joint arrangements and associates
Company name	Sodeps - Société de Developpement et d'Exploitation du Permis du Sud SA(†)
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت							د.ت 100,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member] | Eni Tunisia BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member]
Joint arrangements and associates
Company name	Thekah Petroleum Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member]
Joint arrangements and associates
Company name	United Gas Derivatives Co
Registered office	New Cairo (Egypt)
Country of operation	Egypt
Share capital | $											153,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member] | Eni International BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member]
Joint arrangements and associates
Company name	Vår Energi AS(†)
Registered office	Forus (Norway)
Country of operation	Norway
Share capital | kr								399,425,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	30.15%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member] | Eni International BV
Joint arrangements and associates
% Ownership	69.85%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member]
Joint arrangements and associates
Company name	Vår Energi Marine AS
Registered office	Sandnes (Norway)
Country of operation	Norway
Share capital | kr								kr 61,000,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member] | Var Energi AS
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member]
Joint arrangements and associates
Company name	VIC CBM Ltd(†)
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | $											52,315,912
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member]
Joint arrangements and associates
Company name	Virginia Indonesia Co CBM Ltd(†)
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | $											$ 25,631,640
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member]
Joint arrangements and associates
Company name	West Ashrafi Petroleum Co(†) (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital									ج.م. 20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	50.00%